CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	$ 796.9	$ 816.1
Right of use assets	371.1	369.9
Goodwill	274.8	262.7
Other intangible assets	281.0	288.9
Deferred income tax assets	86.1	65.1
Derivative financial instrument assets	40.4	48.1
Trade and other receivables	164.1	135.8
Non-current assets	2,014.4	1,986.6
Current assets
Inventories	84.2	42.1
Income tax receivable	2.8	0.8
Derivative financial instrument assets	5.3
Trade and other receivables	172.3	181.4
Cash and cash equivalents	1,836.3	825.7
Assets held for sale		1,453.0
Current assets	2,100.9	2,503.0
TOTAL ASSETS	4,115.3	4,489.6
Non-current liabilities
Trade and other payables	149.0	122.3
Borrowings	2,603.1	2,842.0
Lease liabilities	313.4	311.7
Provisions for other liabilities and charges	43.1	59.7
Deferred income tax liabilities	42.2	40.4
Non-current liabilities	3,150.8	3,376.1
Current liabilities
Trade and other payables	405.6	278.0
Provisions for other liabilities and charges	0.4	6.0
Income tax payable	135.7	69.9
Borrowings	525.9	295.7
Lease liabilities	67.2	60.7
Liabilities held for sale		493.0
Current liabilities	1,134.8	1,203.3
TOTAL LIABILITIES	4,285.6	4,579.4
EQUITY
Stated capital	5,440.3	5,419.7
Accumulated losses	(6,741.5)	(6,800.4)
Other reserves	1,131.7	1,129.4
Equity attributable to owners of the Company	(169.5)	(251.3)
Non-controlling interests	(0.8)	161.5
TOTAL EQUITY	(170.3)	(89.8)
TOTAL LIABILITIES AND EQUITY	$ 4,115.3	$ 4,489.6